COMMITMENTS AND CONTINGENT LIABILITIES (Rocky Flats Matter) (Details) - Rocky Flats Matter - USD ($) $ in Millions		12 Months Ended
	Jan. 17, 2017	Dec. 31, 2016	Dec. 31, 2005	Jan. 26, 2017
Loss Contingencies [Line Items]
Settlement amount		$ 131
Proceeds from indemnity	$ 131
Escrow deposit				$ 130
Dow Chemical and Rockwell International Corporation
Loss Contingencies [Line Items]
Damages awarded			$ 926
Settlement amount		$ 375